FRANKLIN MULTI-ASSET GROWTH FUND

Schedules of investments (unaudited)	October 31, 2023

(Percentages shown based on Fund net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.6%
DOMESTIC EQUITY - 59.9%
Franklin Custodian Funds - Franklin Growth Fund, Class R6 Shares		558,045	$63,282,306
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		2,155,741	24,490,296
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		3,200,115	54,465,953
ClearBridge Small Cap Fund, Class IS Shares		232,667	13,431,875
Franklin U.S. Small Cap Equity Fund, Class IS Shares		971,815	10,291,526
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		3,122,328	90,953,400
ClearBridge Large Cap Growth Fund, Class IS Shares		964,318	55,380,784
ClearBridge Small Cap Growth Fund, Class IS Shares		519,917	17,349,618	*
Franklin U.S. Large Cap Equity Fund, Class IS Shares		5,074,461	88,549,352

TOTAL DOMESTIC EQUITY			418,195,110

FOREIGN EQUITY - 27.2%
Franklin Templeton ETF Trust - Franklin Systematic Style Premia ETF		236,459	5,333,309
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		533,423	28,938,209
Franklin International Equity Fund, Class IS Shares		3,412,880	53,957,627
Martin Currie Emerging Markets Fund, Class IS Shares		3,439,062	38,104,811
Legg Mason Partners Investment Trust - Franklin Global Dividend Fund, Class IS Shares		5,075,000	63,944,996

TOTAL FOREIGN EQUITY			190,278,952

HYBRID - 6.1%
Legg Mason Global Asset Management Trust - Franklin Strategic Real Return Fund, Class IS Shares		4,716,074	42,586,144

DOMESTIC FIXED INCOME - 5.6%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,457,422	24,230,182
Western Asset Core Plus Bond Fund, Class IS Shares		1,326,595	11,408,717
Western Asset High Yield Fund, Class IS Shares		543,050	3,556,978

TOTAL DOMESTIC FIXED INCOME			39,195,877

FOREIGN FIXED INCOME - 0.8%
Legg Mason Global Asset Management Trust - BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		503,034	5,317,068

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $633,843,945)			695,573,151

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $2,119,185)	5.283%	2,119,185	2,119,185	(b)

TOTAL INVESTMENTS - 99.9% (Cost - $635,963,130)			697,692,336
Other Assets in Excess of Liabilities - 0.1%			819,627

TOTAL NET ASSETS - 100.0%			$698,511,963

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2023 Quarterly Report	1

FRANKLIN MULTI-ASSET GROWTH FUND

Schedules of investments (unaudited) (cont’d)	October 31, 2023

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	Franklin Multi-Asset Allocation Funds 2023 Quarterly Report

FRANKLIN MULTI-ASSET MODERATE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2023

(Percentages shown based on Fund net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.5%
DOMESTIC EQUITY - 52.9%
Franklin Custodian Funds - Franklin Growth Fund, Class R6 Shares		299,427	$33,955,025
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		1,156,812	13,141,963
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		1,717,207	29,226,855
ClearBridge Small Cap Fund, Class IS Shares		124,866	7,208,510
Franklin U.S. Small Cap Equity Fund, Class IS Shares		521,199	5,519,501
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		1,675,335	48,802,515
ClearBridge Large Cap Growth Fund, Class IS Shares		517,432	29,716,079
ClearBridge Small Cap Growth Fund, Class IS Shares		278,948	9,308,479	*
Franklin U.S. Large Cap Equity Fund, Class IS Shares		2,722,645	47,510,163

TOTAL DOMESTIC EQUITY			224,389,090

FOREIGN EQUITY - 24.8%
Franklin Templeton ETF Trust - Franklin Systematic Style Premia ETF		285,997	6,450,634
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		283,546	15,382,400
Franklin International Equity Fund, Class IS Shares		1,773,614	28,040,837
Martin Currie Emerging Markets Fund, Class IS Shares		1,856,396	20,568,863
Legg Mason Partners Investment Trust - Franklin Global Dividend Fund, Class IS Shares		2,739,299	34,515,173

TOTAL FOREIGN EQUITY			104,957,907

DOMESTIC FIXED INCOME - 13.9%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		3,859,161	38,051,329
Western Asset Core Plus Bond Fund, Class IS Shares		2,011,982	17,303,043
Western Asset High Yield Fund, Class IS Shares		530,948	3,477,711

TOTAL DOMESTIC FIXED INCOME			58,832,083

HYBRID - 6.0%
Legg Mason Global Asset Management Trust - Franklin Strategic Real Return Fund, Class IS Shares		2,841,846	25,661,866

FOREIGN FIXED INCOME - 1.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		212,521	1,725,669
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		611,883	6,467,601

TOTAL FOREIGN FIXED INCOME			8,193,270

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $396,929,379)			422,034,216

	RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,599,943)	5.283%	1,599,943	1,599,943	(b)

TOTAL INVESTMENTS - 99.9% (Cost - $398,529,322)			423,634,159
Other Assets in Excess of Liabilities - 0.1%			226,099

TOTAL NET ASSETS - 100.0%			$423,860,258

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2023 Quarterly Report	3

FRANKLIN MULTI-ASSET MODERATE GROWTH FUND

Schedules of investments (unaudited) (cont’d)	October 31, 2023

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

4	Franklin Multi-Asset Allocation Funds 2023 Quarterly Report

FRANKLIN MULTI-ASSET CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2023

(Percentages shown based on Fund net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
DOMESTIC EQUITY - 39.1%
Franklin Custodian Funds - Franklin Growth Fund, Class R6 Shares		133,547	$15,144,174
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		515,789	5,859,621
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		765,631	13,031,032
ClearBridge Small Cap Fund, Class IS Shares		55,650	3,212,659
Franklin U.S. Small Cap Equity Fund, Class IS Shares		232,385	2,460,953
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		747,021	21,760,722
ClearBridge Large Cap Growth Fund, Class IS Shares		230,750	13,251,983
ClearBridge Small Cap Growth Fund, Class IS Shares		124,425	4,152,077	*
Franklin U.S. Large Cap Equity Fund, Class IS Shares		1,214,123	21,186,442

TOTAL DOMESTIC EQUITY			100,059,663

DOMESTIC FIXED INCOME - 27.8%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		4,485,035	44,222,441
Western Asset Core Plus Bond Fund, Class IS Shares		2,709,107	23,298,318
Western Asset High Yield Fund, Class IS Shares		562,308	3,683,114

TOTAL DOMESTIC FIXED INCOME			71,203,873

FOREIGN EQUITY - 19.8%
Franklin Templeton ETF Trust - Franklin Systematic Style Premia ETF		345,222	7,786,448
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		122,439	6,642,293
Franklin International Equity Fund, Class IS Shares		713,347	11,278,018
Martin Currie Emerging Markets Fund, Class IS Shares		842,639	9,336,445
Legg Mason Partners Investment Trust - Franklin Global Dividend Fund, Class IS Shares		1,243,883	15,672,921

TOTAL FOREIGN EQUITY			50,716,125

FOREIGN FIXED INCOME - 7.0%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		1,221,310	9,917,035
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		740,666	7,828,845

TOTAL FOREIGN FIXED INCOME			17,745,880

HYBRID - 6.0%
Legg Mason Global Asset Management Trust - Franklin Strategic Real Return Fund, Class IS Shares		1,709,418	15,436,041

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $249,404,870)			255,161,582

	RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,030,882)	5.283%	1,030,882	1,030,882	(b)

TOTAL INVESTMENTS - 100.1% (Cost - $250,435,752)			256,192,464
Liabilities in Excess of Other Assets - (0.1)%			(252,859)

TOTAL NET ASSETS - 100.0%			$255,939,605

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2023 Quarterly Report	5

FRANKLIN MULTI-ASSET CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited) (cont’d)	October 31, 2023

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

6	Franklin Multi-Asset Allocation Funds 2023 Quarterly Report

FRANKLIN MULTI-ASSET DEFENSIVE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2023

(Percentages shown based on Fund net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.6%
DOMESTIC FIXED INCOME - 41.7%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,554,026	$25,182,696
Western Asset Core Plus Bond Fund, Class IS Shares		1,617,192	13,907,852
Western Asset High Yield Fund, Class IS Shares		305,249	1,999,382

TOTAL DOMESTIC FIXED INCOME			41,089,930

DOMESTIC EQUITY - 25.2%
Franklin Custodian Funds - Franklin Growth Fund, Class R6 Shares		33,015	3,743,938
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		127,688	1,450,600
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		189,527	3,225,747
ClearBridge Small Cap Fund, Class IS Shares		13,797	796,515
Franklin U.S. Small Cap Equity Fund, Class IS Shares		57,442	608,306
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		184,854	5,384,794
ClearBridge Large Cap Growth Fund, Class IS Shares		57,116	3,280,174
ClearBridge Small Cap Growth Fund, Class IS Shares		30,833	1,028,899	*
Franklin U.S. Large Cap Equity Fund, Class IS Shares		300,282	5,239,918

TOTAL DOMESTIC EQUITY			24,758,891

FOREIGN EQUITY - 14.7%
Franklin Templeton ETF Trust - Franklin Systematic Style Premia ETF		194,209	4,380,365
Legg Mason Global Asset Management Trust:
ClearBridge International Growth Fund, Class IS Shares		27,690	1,502,191
Franklin International Equity Fund, Class IS Shares		137,397	2,172,249
Martin Currie Emerging Markets Fund, Class IS Shares		216,205	2,395,546
Legg Mason Partners Investment Trust - Franklin Global Dividend Fund, Class IS Shares		319,326	4,023,505

TOTAL FOREIGN EQUITY			14,473,856

FOREIGN FIXED INCOME - 11.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		890,685	7,232,367
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		427,518	4,518,862

TOTAL FOREIGN FIXED INCOME			11,751,229

HYBRID - 6.1%
Legg Mason Global Asset Management Trust - Franklin Strategic Real Return Fund, Class IS Shares		666,854	6,021,694

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $100,531,571)			98,095,600

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $268,729)	5.283%	268,729	268,729	(b)

TOTAL INVESTMENTS - 99.9% (Cost - $100,800,300)			98,364,329
Other Assets in Excess of Liabilities - 0.1%			102,738

TOTAL NET ASSETS - 100.0%			$98,467,067

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2023 Quarterly Report	7

FRANKLIN MULTI-ASSET DEFENSIVE GROWTH FUND

Schedules of investments (unaudited) (cont’d)	October 31, 2023

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

8	Franklin Multi-Asset Allocation Funds 2023 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).

The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

9

Notes to Schedules of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$695,573,151	—	—	$695,573,151
Short-Term Investments†	2,119,185	—	—	2,119,185

Total Investments	$697,692,336	—	—	$697,692,336

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$422,034,216	—	—	$422,034,216
Short-Term Investments†	1,599,943	—	—	1,599,943

Total Investments	$423,634,159	—	—	$423,634,159

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$255,161,582	—	—	$255,161,582
Short-Term Investments†	1,030,882	—	—	1,030,882

Total Investments	$256,192,464	—	—	$256,192,464

†	See Schedule of Investments for additional detailed categorizations.

10

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$98,095,600	—	—	$98,095,600
Short-Term Investments†	268,729	—	—	268,729

Total Investments	$98,364,329	—	—	$98,364,329

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended October 31, 2023. The following transactions were effected in such Underlying Funds for the period ended October 31, 2023.

Growth Fund	Affiliate Value at January 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2023
		Cost	Shares	Proceeds	Shares

Franklin Growth Fund, Class R6 Shares
	$50,859,086	$16,865,000	137,420	$5,085,000	43,842	$(59,776)	—	—	$702,996	$63,282,306
BrandywineGLOBAL - Dynamic US Large Cap Value ETF
	27,969,395	526,143	46,295	1,858,347	154,659	19,802	—	—	(2,166,697)	24,490,296
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares
	45,959,029	15,090,000	828,926	1,874,999	105,052	(65,319)	—	—	(4,642,758)	54,465,953
ClearBridge Small Cap Fund, Class IS Shares
	9,402,129	5,805,000	89,652	215,000	3,208	(1,155)	—	—	(1,559,099)	13,431,875
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	20,343,245	1,634,312	149,555	10,645,000	888,694	(1,159,093)	—	$249,312	118,062	10,291,526
ClearBridge Appreciation Fund, Class IS Shares
	107,043,191	1,210,000	41,539	23,835,000	790,574	1,659,411	—	—	4,875,798	90,953,400
ClearBridge Large Cap Growth Fund, Class IS Shares
	59,265,220	3,130,992	53,446	13,830,000	242,372	1,004,676	—	1,115,992	5,809,896	55,380,784
ClearBridge Small Cap Growth Fund, Class IS Shares
	9,657,296	11,500,000	290,434	115,000	2,887	6,091	—	—	(3,698,769)	17,349,618
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	105,426,871	8,611,538	484,545	25,095,000	1,363,041	2,088,090	—	5,956,538	(2,482,147)	88,549,352
Franklin Systematic Style Premia ETF
	—	5,339,031	236,459	—	—	—	—	—	(5,722)	5,333,309
ClearBridge International Growth Fund, Class IS Shares
	30,104,777	3,305,000	56,385	2,325,000	38,985	288,490	—	—	(2,435,058)	28,938,209
Franklin Global Market Neutral Fund, Class IS Shares
	5,259,365	260,000	27,533	5,824,180	605,485	432,342	—	—	(127,527)	—
Franklin International Equity Fund, Class IS Shares
	52,236,018	9,070,000	534,850	5,520,000	344,426	(103,002)	—	—	(1,725,389)	53,957,627
Martin Currie Emerging Markets Fund, Class IS Shares
	46,181,079	3,600,000	316,365	5,385,001	448,926	(208,612)	—	—	(6,082,655)	38,104,811
Franklin Global Dividend Fund, Class IS Shares
	66,486,928	2,652,229	206,383	2,235,000	172,090	(45,490)	$1,282,228	—	(2,913,671)	63,944,996
Franklin Strategic Real Return Fund, Class IS Shares
	42,589,031	2,865,000	298,125	—	—	—	—	—	(2,867,887)	42,586,144
Western Asset Core Bond Fund, Class IS Shares
	34,679,986	6,401,739	593,160	12,650,000	1,279,889	(1,946,435)	1,061,740	—	(2,255,108)	24,230,182

11

Notes to Schedules of Investments (unaudited) (continued)

Growth Fund (continued)	Affiliate Value at January 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2023
		Cost	Shares	Proceeds	Shares

Western Asset Core Plus Bond Fund, Class IS Shares
	$12,966,887	$6,220,528	652,931	$5,600,000	650,839	(1,576,540)	$495,529	—	$(602,158)	$11,408,717
Western Asset High Yield Fund, Class IS Shares
	4,821,549	251,933	37,286	1,255,000	184,014	(73,577)	251,934	—	(187,927)	3,556,978
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares
	5,531,304	477,894	41,638	95,000	8,155	(5,627)	117,893	—	(591,503)	5,317,068

	$736,782,386	$104,816,339		$123,442,527		$254,276	$3,209,324	$7,321,842	$(22,837,323)	$695,573,151

Moderate Growth Fund	Affiliate Value at January 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2023
		Cost	Shares	Proceeds	Shares

Franklin Growth Fund, Class R6 Shares
	$27,677,591	$9,480,000	77,646	$3,565,000	30,982	$(82,560)	—	—	$444,994	$33,955,025
BrandywineGLOBAL - Dynamic US Large Cap Value ETF
	15,549,459	330,721	29,100	1,583,667	131,007	10,273	—	—	(1,164,823)	13,141,963
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares
	25,098,650	7,535,000	413,909	875,000	49,000	(30,039)	—	—	(2,501,756)	29,226,855
ClearBridge Small Cap Fund, Class IS Shares
	5,330,609	2,835,000	43,605	110,000	1,641	(591)	—	—	(846,508)	7,208,510
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	11,158,142	764,960	70,172	5,840,000	487,421	(451,331)	—	$134,959	(112,270)	5,519,501
ClearBridge Appreciation Fund, Class IS Shares
	57,435,718	805,000	27,635	12,870,000	429,541	821,384	—	—	2,610,413	48,802,515
ClearBridge Large Cap Growth Fund, Class IS Shares
	32,317,808	1,451,851	24,729	7,770,000	136,171	587,158	—	601,851	3,129,262	29,716,079
ClearBridge Small Cap Growth Fund, Class IS Shares
	5,475,628	5,820,000	147,571	15,000	375	(451)	—	—	(1,971,698)	9,308,479
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	57,280,447	4,780,638	269,181	14,350,000	780,892	1,187,634	—	3,180,638	(1,388,556)	47,510,163
Franklin Systematic Style Premia ETF
	—	6,457,555	285,997	—	—	—	—	—	(6,921)	6,450,634
ClearBridge International Growth Fund, Class IS Shares
	15,991,771	1,760,000	30,225	1,240,000	20,792	147,793	—	—	(1,277,164)	15,382,400
Franklin Global Market Neutral Fund, Class IS Shares
	6,471,005	174,999	18,444	7,017,499	729,543	430,409	—	—	(58,914)	—
Franklin International Equity Fund, Class IS Shares
	27,047,544	4,675,000	276,078	2,745,000	171,036	(51,947)	—	—	(884,760)	28,040,837
Martin Currie Emerging Markets Fund, Class IS Shares
	25,252,023	1,785,000	156,211	3,075,000	252,794	(74,818)	—	—	(3,318,342)	20,568,863
Franklin Global Dividend Fund, Class IS Shares
	36,343,455	1,522,955	118,648	1,760,000	134,729	(2,456)	$692,955	—	(1,588,781)	34,515,173
Western Asset Core Bond Fund, Class IS Shares
	37,537,587	13,648,085	1,276,100	8,140,000	820,166	(2,149,227)	1,178,085	—	(2,845,116)	38,051,329
Western Asset Core Plus Bond Fund, Class IS Shares
	19,821,943	3,326,996	351,052	3,130,000	363,783	(562,650)	666,996	—	(2,153,246)	17,303,043
Western Asset High Yield Fund, Class IS Shares
	3,991,938	254,506	37,840	530,000	77,985	(32,605)	219,506	—	(206,128)	3,477,711
Franklin Strategic Real Return Fund, Class IS Shares
	26,213,764	1,175,000	122,576	—	—	—	—	—	(1,726,898)	25,661,866
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	9,898,508	319,563	36,051	8,140,000	906,518	(1,218,526)	309,563	—	866,124	1,725,669

12

Notes to Schedules of Investments (unaudited) (continued)

Moderate Growth Fund (continued)	Affiliate Value at January 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2023
		Cost	Shares	Proceeds	Shares

BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares
	$6,804,600	$558,879	49,264	$175,000	15,021	$(15,322)	$143,878	—	$(705,556)	$6,467,601

	$452,698,190	$69,461,708		$82,931,166		$(1,487,872)	$3,210,983	$3,917,448	$(15,706,644)	$422,034,216

Conservative Growth Fund	Affiliate Value at January 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2023
		Cost	Shares	Proceeds	Shares

Franklin Growth Fund, Class R6 Shares
	$13,103,331	$3,795,000	31,180	$1,970,000	17,298	$(48,061)	—	—	$263,904	$15,144,174
BrandywineGLOBAL - Dynamic US Large Cap Value ETF
	7,156,312	170,373	14,991	949,191	78,501	6,394	—	—	(524,267)	5,859,621
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares
	11,756,253	3,234,999	178,032	820,000	45,820	(20,435)	—	—	(1,119,785)	13,031,032
ClearBridge Small Cap Fund, Class IS Shares
	2,403,196	1,240,000	19,096	55,000	821	(296)	—	—	(375,241)	3,212,659
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	5,205,632	241,220	22,254	2,730,000	227,685	(61,760)	—	$61,220	(194,139)	2,460,953
ClearBridge Appreciation Fund, Class IS Shares
	26,560,851	465,000	15,963	6,785,000	229,551	346,084	—	—	1,173,787	21,760,722
ClearBridge Large Cap Growth Fund, Class IS Shares
	15,062,690	860,676	14,734	4,360,000	77,090	307,911	—	260,677	1,380,706	13,251,983
ClearBridge Small Cap Growth Fund, Class IS Shares
	2,468,544	2,685,000	68,042	120,000	3,014	68,311	—	—	(949,778)	4,152,077
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	26,415,206	2,220,945	125,147	7,365,000	402,566	597,297	—	1,415,945	(682,006)	21,186,442
Western Asset Core Bond Fund, Class IS Shares
	44,164,531	10,423,525	976,147	4,960,000	495,149	(1,466,084)	$1,313,524	—	(3,939,531)	44,222,441
Western Asset Core Plus Bond Fund, Class IS Shares
	22,755,338	5,845,206	616,266	2,005,000	231,504	(313,989)	780,205	—	(2,983,237)	23,298,318
Western Asset High Yield Fund, Class IS Shares
	4,439,527	289,069	43,022	790,000	115,840	(45,373)	239,069	—	(210,109)	3,683,114
Franklin Systematic Style Premia ETF
	—	7,794,802	345,222	—	—	—	—	—	(8,354)	7,786,448
ClearBridge International Growth Fund, Class IS Shares
	6,810,290	740,000	12,746	420,000	7,041	45,799	—	—	(533,796)	6,642,293
Franklin Global Market Neutral Fund, Class IS Shares
	8,108,111	—	—	8,568,108	891,001	321,645	—	—	138,352	—
Franklin International Equity Fund, Class IS Shares
	10,634,567	1,980,000	116,965	970,000	59,668	48,652	—	—	(415,201)	11,278,018
Martin Currie Emerging Markets Fund, Class IS Shares
	10,846,220	930,000	81,930	955,000	78,133	(9,931)	—	—	(1,474,844)	9,336,445
Franklin Global Dividend Fund, Class IS Shares
	16,209,727	999,763	77,579	840,000	62,637	22,754	314,762	—	(719,323)	15,672,921
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	20,556,615	971,881	112,539	10,230,000	1,140,312	(1,606,434)	781,881	—	224,973	9,917,035
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares
	8,529,729	483,305	43,190	310,000	26,609	(27,142)	178,304	—	(847,047)	7,828,845
Franklin Strategic Real Return Fund, Class IS Shares
	16,808,829	—	—	330,000	34,236	(114,395)	—	—	(928,393)	15,436,041

	$279,995,499	$45,370,764		$55,532,299		$(1,949,053)	$3,607,745	$1,737,842	$(12,723,329)	$255,161,582

13

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund	Affiliate Value at January 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2023
		Cost	Shares	Proceeds	Shares

Western Asset Core Bond Fund, Class IS Shares
	$25,176,127	$5,314,224	496,965	$2,275,000	225,453	$(593,959)	$744,225	—	$(2,438,696)	$25,182,696
Western Asset Core Plus Bond Fund, Class IS Shares
	12,882,393	3,759,025	395,923	820,000	94,604	(93,508)	449,025	—	(1,820,058)	13,907,852
Western Asset High Yield Fund, Class IS Shares
	2,564,010	135,363	20,037	555,000	81,599	3,720	135,363	—	(148,711)	1,999,382
Franklin Growth Fund, Class R6 Shares
	3,422,875	1,015,000	8,324	760,000	6,568	2,506	—	—	63,557	3,743,938
BrandywineGLOBAL - Dynamic US Large Cap Value ETF
	1,839,965	40,085	3,527	299,720	24,783	2,076	—	—	(131,806)	1,450,600
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares
	3,012,010	715,000	39,380	215,000	12,138	(10,289)	—	—	(275,974)	3,225,747
ClearBridge Small Cap Fund, Class IS Shares
	634,931	285,000	4,398	30,000	475	(1,117)	—	—	(92,299)	796,515
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	1,369,288	55,596	5,117	750,000	62,838	(43,273)	—	$15,597	(23,305)	608,306
ClearBridge Appreciation Fund, Class IS Shares
	6,573,299	125,000	4,289	1,685,000	57,167	272,728	—	—	98,767	5,384,794
ClearBridge Large Cap Growth Fund, Class IS Shares
	4,048,998	211,860	3,624	1,430,000	25,298	107,847	—	66,860	341,469	3,280,174
ClearBridge Small Cap Growth Fund, Class IS Shares
	607,278	655,000	16,598	15,000	377	3,353	—	—	(221,732)	1,028,899
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	6,572,636	574,502	32,351	1,880,000	103,195	143,342	—	339,501	(170,562)	5,239,918
Franklin Systematic Style Premia ETF
	—	4,543,638	201,232	156,787	7,023	(1,786)	—	—	(4,700)	4,380,365
ClearBridge International Growth Fund, Class IS Shares
	1,270,303	365,000	6,178	15,000	262	(985)	—	—	(117,127)	1,502,191
Franklin Global Market Neutral Fund, Class IS Shares
	4,853,784	—	—	5,126,475	533,383	53,956	—	—	218,735	—
Franklin International Equity Fund, Class IS Shares
	1,624,288	680,000	40,554	55,000	3,360	(2,722)	—	—	(74,317)	2,172,249
Martin Currie Emerging Markets Fund, Class IS Shares
	2,787,076	200,000	17,545	215,000	16,891	6,393	—	—	(382,923)	2,395,546
Franklin Global Dividend Fund, Class IS Shares
	4,454,497	183,074	14,263	435,000	32,655	34,658	83,074	—	(213,724)	4,023,505
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	13,799,500	612,350	70,669	6,190,000	689,776	(962,971)	532,350	—	(26,512)	7,232,367
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares
	5,045,919	205,140	18,483	225,000	19,311	(19,677)	105,140	—	(487,520)	4,518,862
Franklin Strategic Real Return Fund, Class IS Shares
	6,824,215	—	—	395,000	41,052	(137,443)	—	—	(270,078)	6,021,694

	$109,363,392	$19,674,857		$23,527,982		$(1,237,151)	$2,049,177	$421,958	$(6,177,516)	$98,095,600

14